Transfer of Financial Assets - Fair Value of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Mar. 31, 2019
Transfers and Servicing [Abstract]
Beginning balance	¥ 39,846	¥ 35,681
Ending balance	¥ 42,028	¥ 39,846